Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI Net Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		2234.00%	11.19%	11.72%	11.00%
The Cook & Bynum Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2049.00%	8.80%	4.33%	6.31%
Performance Inception Date	Jul. 01, 2009
The Cook & Bynum Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.92%	8.19%	3.54%	5.59%
The Cook & Bynum Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.13%	6.65%	3.15%	5.00%